Note 5 - Note Payable: Schedule of Debt (Details) - USD ($)	Dec. 31, 2018	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017	Jun. 08, 2015
Debt Instrument, Unamortized Discount	$ (3,400,000)			$ (1,000,000)
Total Short-Term Notes Payable	1,472,032		$ 1,056,301	2,734
Debt Instrument, Unamortized Discount, Noncurrent	(27,563)		0
Total Long-Term Notes Payable	225,215		355,233	$ 155,312
Pacific Leaf Ventures Lp
Debt Instrument, Face Amount					$ 1,750,000
Short-term Debt {1}
Debt Instrument, Face Amount	2,202,498
Debt Instrument, Unamortized Discount	(730,466)
Total Short-Term Notes Payable	1,472,032
Short-term Debt {1} | William Moore And Brian Moore
Debt Instrument, Face Amount	233,333
Debt Instrument, Unamortized Discount	(64,818)
Total Short-Term Notes Payable	168,516
Short-term Debt {1} | BCM Med
Debt Instrument, Face Amount	300,000
Debt Instrument, Unamortized Discount	0
Total Short-Term Notes Payable	300,000
Long-term Debt {1}
Debt Instrument, Face Amount	252,778
Debt Instrument, Unamortized Discount, Noncurrent	(27,563)
Total Long-Term Notes Payable	225,215
Long-term Debt {1} | William Moore And Brian Moore
Debt Instrument, Face Amount	252,778
Debt Instrument, Unamortized Discount, Noncurrent	(27,563)
Total Long-Term Notes Payable	225,215
Convertible Notes Payable To Various Investors
Debt Instrument, Face Amount	1,257,000
Debt Instrument, Unamortized Discount	(665,648)
Total Short-Term Notes Payable	591,352
Short Term Promissory Note 4 | Pacific Leaf Ventures Lp
Debt Instrument, Face Amount	412,164	$ 500,000	$ 500,000
Debt Instrument, Unamortized Discount	0
Total Short-Term Notes Payable	$ 412,164